Long-Term Debt - Schedule of Carrying Values and Fair Values of Notes Payable and Long-Term Debt (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jul. 05, 2017	Jan. 31, 2017	May 31, 2016	Mar. 29, 2016	Apr. 26, 2012	Apr. 05, 2011
6.75% Senior Notes due June 2018 [Member] | Intelsat Luxembourg [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2018-06	2018-06
Senior Notes, Interest rate	6.75%	6.75%
7.75% Senior Notes due June 2021 [Member] | Intelsat Luxembourg [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2021-06	2021-06
Senior Notes, Interest rate	7.75%	7.75%
8.125% Senior Notes due June 2023 [Member] | Intelsat Luxembourg [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2023-06	2023-06
Senior Notes, Interest rate	8.125%	8.125%
12.5% Senior Notes due November 2024 [Member] | Intelsat Luxembourg [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2024-11	2024-11
Senior Notes, Interest rate	12.50%	12.50%
12.5% Senior Notes due April 2022 [Member] | Intelsat Connect Finance S.A [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2022-04	2022-04
Senior Notes, Interest rate	12.50%	12.50%
9.5% Senior Secured Notes due September 2022 [Member] | Intelsat Jackson [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2022-09	2022-09
Senior Notes, Interest rate	9.50%	9.50%			9.50%
8.00% Senior Secured Notes due February 2024 [Member] | Intelsat Jackson [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2024-02	2024-02
Senior Notes, Interest rate	8.00%	8.00%				8.00%
7.25% Senior Notes due October 2020 [Member] | Intelsat Jackson [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2020-10	2020-10
Senior Notes, Interest rate	7.25%	7.25%					7.25%
7.25% Senior Notes due April 2019 [Member] | Intelsat Jackson [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2019-04	2019-04
Senior Notes, Interest rate	7.25%	7.25%	7.25%					7.25%
7.5% Senior Notes due April 2021 [Member] | Intelsat Jackson [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2021-04	2021-04
Senior Notes, Interest rate	7.50%	7.50%						7.50%
5.5% Senior Notes due August 2023 [Member] | Intelsat Jackson [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2023-08	2023-08
Senior Notes, Interest rate	5.50%	5.50%
9.75% Senior Notes due July 2025 [Member] | Intelsat Jackson [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2025-07	2025-07
Senior Notes, Interest rate	9.75%	9.75%
Senior Secured Credit Facilities Due June 2019 [Member] | Intelsat Jackson [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2019-06	2019-06
Senior Secured Credit Facilities due November 2023 [Member] | Intelsat Jackson [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2023-11	2023-11
6.75% Senior Notes due June 2018 [Member]
Debt Instrument [Line Items]
Senior Notes, Interest rate				6.75%
Consolidation and Eliminations [Member] | 12.5% Senior Notes due November 2024 [Member] | Intelsat Connect Finance S.A [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2024-11	2024-11
Senior Notes, Interest rate	12.50%	12.50%
Consolidation and Eliminations [Member] | 6.75% Senior Notes due June 2018 [Member] | Intelsat Connect Finance S.A [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2018-06	2018-06
Senior Notes, Interest rate	6.75%	6.75%
Consolidation and Eliminations [Member] | 7.75% Senior Notes due June 2021 [Member] | Intelsat Connect Finance S.A [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2021-06	2021-06
Senior Notes, Interest rate	7.75%	7.75%
Consolidation and Eliminations [Member] | 8.125% Senior Notes due June 2023 [Member] | Intelsat Connect Finance S.A [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2023-06	2023-06
Senior Notes, Interest rate	8.125%	8.125%